UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Small
Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth
Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 11/30/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Small Cap

Growth Fund II

OF BLACKROCK SERIES, INC.

SEMI-ANNUAL REPORT

NOVEMBER 30, 2009 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

Dear Shareholder

Over the past 12 months, we witnessed a seismic shift in market sentiment. Fear and pessimism amid the worst economic and financial crises since
The Great Depression gave way to increasing optimism as the year wore on. The period began in the midst of an intense deterioration in global eco-
nomic activity and financial markets in the final month of 2008 and early part of 2009. The collapse of confidence resulted in massive government policy intervention on a global scale. The tide turned dramatically in March 2009 on the back of new US government initiatives, as well as better-
than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, global equity markets endured extreme volatility over the past 12 months, as steep declines and heightened risk aversion in the early part of the reporting period eventually gave way to an impressive rally that began in March. Despite some fits and starts along the way and a few mod-
est corrections, the new bull market pushed all major US indexes well into positive territory by late 2009. The experience in international markets was similar to that in the United States. In particular, emerging markets (which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world) have posted impressive gains since the rally began.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, which drove yields sharply lower. More recently, concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields range bound. As eco-
nomic and market conditions began to improve in early 2009, near-zero interest rates on risk-free assets prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets. The high yield sector was the greatest beneficiary of this move, having deci-
sively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009. Investor demand for munis remains strong, helping to create a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

As a result of the rebound in sentiment and global market conditions, all major benchmark indexes are now in positive territory for both the 6- and
12-month periods ended November 30, 2009.

Total Returns as of November 30, 2009	6-month	12-month
US equities (S&P 500 Index)	20.50%	25.39%
Small cap US equities (Russell 2000 Index)	16.35	24.53
International equities (MSCI Europe, Australasia, Far East Index)	19.65	37.72
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	3.81	0.92
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	6.21	11.63
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.75	14.17
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	20.87	64.55
* Formerly a Merrill Lynch index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has markedly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and invest-
ment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the new year and beyond.

Announcement to Shareholders

On December 1, 2009, BlackRock, Inc. and Barclays Global Investors, N.A. combined to form one of the world’s preeminent investment management firms. The new company, operating under the BlackRock name, manages $3.346 trillion in assets** and offers clients worldwide a full complement of active management, enhanced and index investment strategies and products, including individual and institutional separate accounts, mutual funds and other pooled investment vehicles, and the industry-leading iShares platform of exchange traded funds.
** Data is as of December 31, 2009.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of November 30, 2009 BlackRock Small Cap Growth Fund II

Portfolio Management Commentary

How did the Fund perform?

• The Fund, through its investment in BlackRock Master Small Cap Growth
Portfolio (the “Portfolio”) of BlackRock Master LLC, underperformed the benchmark Russell 2000 Growth Index for the six-month period.

What factors influenced performance?

• Weaker stock selection in the consumer discretionary sector held back relative returns for the period. In particular, media content provider CKX,
Inc. dipped more than 20%, as investors waited for a number of out-
standing catalysts to drive the stock up. Additionally, RHI Entertainment,
Inc., a made-for-television movie database provider, sank close to 80%
during the period on the company’s increasing worries of potential bank-
ruptcy. Elsewhere within the sector, high conviction holding Scientific
Games Corp. fell close to 20% on uncertainty surrounding a renewal of an overseas customer contract.

• On the positive side, strong stock selection in the industrials sector was the most significant contributor to Fund returns for the six months.
Consulting firm Diamond Management & Technology Consultants, Inc.
jumped more than 80% on a rebound in demand for the company’s services. Elsewhere within the sector, we took profits on staffing company MPS Group, Inc., which rose more than 35% on increasing needs for temporary workers. Additionally, aircraft cabin parts manu-
facturer BE Aerospace, Inc. was up 30% on strong backlog for its parts and services.

Describe recent portfolio activity.

• During the six months, we slightly reduced the Portfolio’s weighting in the consumer discretionary sector, eliminating positions in Dolan Media Co.,
iRobot Corp. and P.F. Chang’s China Bistro, Inc., among others. We con-
tinued to increase the Portfolio’s overall weighting in the health care sec-
tor, finding a number of new ideas, including Vanda Pharmaceuticals,
Inc., Inverness Medical Innovations, Inc. and Dendreon Corp.

Describe portfolio positioning at period end.

• At period end, the Portfolio’s most significant overweight relative to the
Russell 2000 Growth Index was in the information technology sector
(by approximately 2%), and its most significant underweight was in the consumer discretionary sector (by approximately 2%).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Expense Example
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	June 1, 2009	November 30, 2009	During the Period[1]	June 1, 2009	November 30, 2009	During the Period[1]
Institutional	$1,000	$1,146.70	$ 7.21	$1,000	$1,018.38	$ 6.78
Investor A	$1,000	$1,144.60	$ 8.49	$1,000	$1,017.18	$ 7.99
Investor B	$1,000	$1,137.10	$15.59	$1,000	$1,010.51	$14.67
Investor C	$1,000	$1,138.90	$14.16	$1,000	$1,011.86	$13.31
Class R	$1,000	$1,143.30	$10.69	$1,000	$1,015.12	$10.05
[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.34% for Institutional, 1.58% for Investor A, 2.91% for Investor B, 2.64% for
Investor C and 1.99% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the
Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.
4	BLACKROCK SMALL CAP GROWTH FUND II			NOVEMBER 30, 2009

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests all of its assets in the Porfolio. The Portfolio invests primarily in a diversified portfolio of equity securities of small cap compa-
nies located in the United States that the Manager believes are undervalued or have good prospects for earnings growth.
3 This unmanaged index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Performance Summary for the Period Ended November 30, 2009
				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	14.67%	32.54%	N/A	1.56%	N/A	3.09%	N/A
Investor A	14.46	32.27	25.33%	1.31	0.22%	2.83	2.27%
Investor B	13.71	30.33	25.83	0.30	(0.02)	2.18	2.18
Investor C	13.89	30.63	29.63	0.38	0.38	1.95	1.95
Class R	14.33	31.53	N/A	0.94	N/A	2.62	N/A
Russell 2000 Growth Index	14.84	30.59	N/A	(0.07)	N/A	(0.58)	N/A
[4] Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.
	BLACKROCK SMALL CAP GROWTH FUND II				NOVEMBER 30, 2009		5

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Fund are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans.

• Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to February
4, 2003, Class R Share performance results are those of Institutional
Shares (which have no distribution or service fees) restated to reflect
Class R Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applica-
ble to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical invest-
ment of $1,000 invested on June 1, 2009 and held through November
30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009

Statement of Assets and Liabilities	BlackRock Small Cap Growth Fund II
November 30, 2009 (Unaudited)
Assets
Investment at value — BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) (cost — $356,768,318)		$ 386,874,412
Withdrawals receivable from the Portfolio		303,616
Capital shares sold receivable		208,782
Prepaid expenses		34,878
Total assets		387,421,688
Liabilities
Capital shares redeemed payable		512,398
Service and distribution fees payable		113,499
Administration fees payable		64,447
Other affiliates payable		8,039
Officer’s and Directors’ fees payable		83
Other accrued expenses payable		263,084
Total liabilities		961,550
Net Assets		$ 386,460,138
Net Assets Consist of
Paid-in capital		$ 465,781,564
Accumulated net investment loss		(2,790,429)
Accumulated net realized loss allocated from the Portfolio		(106,637,091)
Net unrealized appreciation/depreciation allocated from the Portfolio		30,106,094
Net Assets		$ 386,460,138
Net Asset Value
Institutional — Based on net assets of $97,935,916 and 9,212,122 shares outstanding, 100 million shares authorized, $0.0001 par value		$ 10.63
Investor A — Based on net assets of $170,407,786 and 16,432,823 shares outstanding, 100 million shares authorized, $0.0001 par value		$ 10.37
Investor B — Based on net assets of $12,178,909 and 1,276,021 shares outstanding, 100 million shares authorized, $0.0001 par value		$ 9.54
Investor C — Based on net assets of $59,692,694 and 6,275,947 shares outstanding, 100 million shares authorized, $0.0001 par value		$ 9.51
Class R — Based on net assets of $46,244,833 and 4,639,382 shares outstanding, 100 million shares authorized, $0.0001 par value		$ 9.97
See Notes to Financial Statements.
BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2009	7

Statement of Operations		BlackRock Small Cap Growth Fund II
Six Months Ended November 30, 2009 (Unaudited)
Investment Loss
Net investment loss allocated from the Portfolio:
Dividends		$ 505,511
Securities lending — affiliated		55,749
Income — affiliated		5,939
Expenses		(1,507,780)
Total investment loss		(940,581)
Expenses
Administration		387,236
Transfer agent — Institutional		149,590
Transfer agent — Investor A		248,710
Transfer agent — Investor B		56,514
Transfer agent — Investor C		182,060
Transfer agent — Class R		103,295
Service — Investor A		214,009
Service and distribution — Investor B		64,623
Service and distribution — Investor C		299,061
Service and distribution — Class R		112,638
Printing		52,314
Registration		30,419
Professional		16,689
Officer and Directors		98
Miscellaneous		8,608
Total expenses		1,925,864
Net investment loss		(2,866,445)
Realized and Unrealized Gain (Loss) Allocated From the Portfolio
Net realized loss from investments		(8,875,550)
Net change in unrealized appreciation/depreciation on investments		61,807,949
Total realized and unrealized gain		52,932,399
Net Increase in Net Assets Resulting from Operations		$ 50,065,954
See Notes to Financial Statements.
8	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2009

Statements of Changes in Net Assets	BlackRock Small Cap Growth Fund II
	Six Months
	Ended
	November 30,	Year Ended
	2009	May 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment loss	$ (2,866,445)	$ (4,473,751)
Net realized loss	(8,875,550)	(97,136,788)
Net change in unrealized appreciation/depreciation	61,807,949	(92,607,388)
Net increase (decrease) in net assets resulting from operations	50,065,954	(194,217,927)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(19,846,319)	(2,749,422)
Redemption Fee
Redemption fee	27,217	36,169
Net Assets
Total increase (decrease) in net assets	30,246,852	(196,931,180)
Beginning of period	356,213,286	553,144,466
End of period	$ 386,460,138	$ 356,213,286
Undistributed (accumulated) net investment income (loss)	$ (2,790,429)	$ 76,016
See Notes to Financial Statements.
BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2009	9

Financial Highlights				BlackRock Small Cap Growth Fund II
			Institutional
	Six Months
	Ended
	November 30,
	2009			Year Ended May 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.27	$ 14.20	$ 16.26	$ 15.74	$ 12.50	$ 11.23
Net investment loss[1]	(0.05)	(0.07)	(0.09)	(0.14)	(0.14)	(0.11)
Net realized and unrealized gain (loss)[2]	1.41	(4.86)	0.48	1.95	3.38	1.38
Net increase (decrease) from investment
operations	1.36	(4.93)	0.39	1.81	3.24	1.27
Distributions from:
Net realized gain	—	—	(2.43)	(1.29)	—	—
Tax return of capital	—	—	(0.02)	—	—	—
Total distributions	—	—	(2.45)	(1.29)	—	—
Net asset value, end of period	$ 10.63	$ 9.27	$ 14.20	$ 16.26	$ 15.74	$ 12.50
Total Investment Return[3]
Based on net asset value	14.67%[4,5]	(34.72)%[5]	2.88%	12.50%	25.92%	11.31%
Ratios to Average Net Assets[6]
Total expenses	1.34%[7]	1.35%	1.25%	1.28%	1.22%	1.25%
Net investment loss	(1.05)%[7]	(0.69)%	(0.59)%	(0.93)%	(0.93)%	(0.95)%
Supplemental Data
Net assets, end of period (000)	$ 97,936	$ 89,346	$157,805	$162,580	$167,907	$125,301
Portfolio turnover of the Portfolio	53%	75%	70%	115%	101%	129%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6] Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[7] Annualized.
See Notes to Financial Statements.
10	BLACKROCK SMALL CAP GROWTH FUND II		NOVEMBER 30, 2009

Financial Highlights (continued)				BlackRock Small Cap Growth Fund II
			Investor A
	Six Months
	Ended
	November 30,
	2009			Year Ended May 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.06	$ 13.90	$ 15.96	$ 15.51	$ 12.34	$ 11.12
Net investment loss[1]	(0.06)	(0.09)	(0.12)	(0.18)	(0.17)	(0.14)
Net realized and unrealized gain (loss)[2]	1.37	(4.75)	0.46	1.92	3.34	1.36
Net increase (decrease) from investment
operations	1.31	(4.84)	0.34	1.74	3.17	1.22
Distributions from:
Net realized gain	—	—	(2.38)	(1.29)	—	—
Tax return of capital	—	—	(0.02)	—	—	—
Total distributions	—	—	(2.40)	(1.29)	—	—
Net asset value, end of period	$ 10.37	$ 9.06	$ 13.90	$ 15.96	$ 15.51	$ 12.34
Total Investment Return[3]
Based on net asset value	14.46%[4,5]	(34.82)%[5]	2.57%	12.23%	25.69%	10.97%
Ratios to Average Net Assets[6]
Total expenses	1.58%[7]	1.59%	1.51%	1.54%	1.47%	1.50%
Net investment loss	(1.28)%[7]	(0.95)%	(0.83)%	(1.18)%	(1.18)%	(1.20)%
Supplemental Data
Net assets, end of period (000)	$ 170,408	$161,557	$232,600	$194,561	$154,179	$114,558
Portfolio turnover of the Portfolio	53%	75%	70%	115%	101%	129%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6] Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[7] Annualized.
See Notes to Financial Statements.
BLACKROCK SMALL CAP GROWTH FUND II				NOVEMBER 30, 2009		11

Financial Highlights (continued)				BlackRock Small Cap Growth Fund II
			Investor B
	Six Months
	Ended
	November 30,
	2009			Year Ended May 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.39	$ 13.06	$ 15.01	$ 14.78	$ 11.85	$ 10.77
Net investment loss[1]	(0.12)	(0.21)	(0.26)	(0.28)	(0.27)	(0.23)
Net realized and unrealized gain (loss)[2]	1.27	(4.46)	0.45	1.80	3.20	1.31
Net increase (decrease) from investment
operations	1.15	(4.67)	0.19	1.52	2.93	1.08
Distributions from:
Net realized gain	—	—	(2.12)	(1.29)	—	—
Tax return of capital	—	—	(0.02)	—	—	—
Total distributions	—	—	(2.14)	(1.29)	—	—
Net asset value, end of period	$ 9.54	$ 8.39	$ 13.06	$ 15.01	$ 14.78	$ 11.85
Total Investment Return[3]
Based on net asset value	13.71%[4,5]	(35.76)%[5]	1.61%	11.29%	24.73%	10.03%
Ratios to Average Net Assets[6]
Total expenses	2.91%[7]	2.88%	2.49%	2.35%	2.25%	2.28%
Net investment loss	(2.62)%[7]	(2.22)%	(1.89)%	(1.99)%	(1.96)%	(1.98)%
Supplemental Data
Net assets, end of period (000)	$ 12,179	$ 12,197	$ 29,045	$ 60,086	$ 72,350	$ 62,827
Portfolio turnover of the Portfolio	53%	75%	70%	115%	101%	129%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6] Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[7] Annualized.
See Notes to Financial Statements.
12	BLACKROCK SMALL CAP GROWTH FUND II		NOVEMBER 30, 2009

Financial Highlights (continued)				BlackRock Small Cap Growth Fund II
			Investor C
	Six Months
	Ended
	November 30,
	2009			Year Ended May 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.35	$ 12.96	$ 14.99	$ 14.76	$ 11.84	$ 10.75
Net investment loss[1]	(0.11)	(0.18)	(0.24)	(0.28)	(0.28)	(0.23)
Net realized and unrealized gain (loss)[2]	1.27	(4.43)	0.43	1.80	3.20	1.32
Net increase (decrease) from investment
operations	1.16	(4.61)	0.19	1.52	2.92	1.09
Distributions from:
Net realized gain	—	—	(2.20)	(1.29)	—	—
Tax return of capital	—	—	(0.02)	—	—	—
Total distributions	—	—	(2.22)	(1.29)	—	—
Net asset value, end of period	$ 9.51	$ 8.35	$ 12.96	$ 14.99	$ 14.76	$ 11.84
Total Investment Return[3]
Based on net asset value	13.89%[4,5]	(35.57)%[5]	1.63%	11.31%	24.66%	10.14%
Ratios to Average Net Assets[6]
Total expenses	2.64%[7]	2.66%	2.43%	2.36%	2.27%	2.30%
Net investment loss	(2.35)%[7]	(2.01)%	(1.77)%	(2.01)%	(1.98)%	(1.99)%
Supplemental Data
Net assets, end of period (000)	$ 59,693	$ 53,668	$ 96,449	$ 99,938	$ 75,678	$ 43,839
Portfolio turnover of the Portfolio	53%	75%	70%	115%	101%	129%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6] Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[7] Annualized.
See Notes to Financial Statements.
BLACKROCK SMALL CAP GROWTH FUND II				NOVEMBER 30, 2009		13

Financial Highlights (concluded)				BlackRock Small Cap Growth Fund II
			Class R
	Six Months
	Ended
	November 30,
	2009			Year Ended May 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 8.72	$ 13.46	$ 15.54	$ 15.18	$ 12.11	$ 10.94
Net investment loss[1]	(0.08)	(0.14)	(0.17)	(0.22)	(0.21)	(0.17)
Net realized and unrealized gain (loss)[2]	1.33	(4.60)	0.44	1.87	3.28	1.34
Net increase (decrease) from investment operations	1.25	(4.74)	0.27	1.65	3.07	1.17
Distributions from:
Net realized gain	—	—	(2.33)	(1.29)	—	—
Total return of capital	—	—	(0.02)	—	—	—
Total distributions	—	—	(2.35)	(1.29)	—	—
Net asset value, end of period	$ 9.97	$ 8.72	$ 13.46	$ 15.54	$ 15.18	$ 12.11
Total Investment Return[3]
Based on net asset value	14.33%[4,5]	(35.22)%[5]	2.12%	11.88%	25.35%	10.69%
Ratios to Average Net Assets[6]
Total expenses	1.99%[7]	2.12%	1.95%	1.86%	1.72%	1.76%
Net investment loss	(1.70)%[7]	(1.49)%	(1.26)%	(1.50)%	(1.43)%	(1.44)%
Supplemental Data
Net assets, end of period (000)	$ 46,245	$ 39,445	$ 37,245	$ 21,412	$ 11,423	$ 2,457
Portfolio turnover of the Portfolio	53%	75%	70%	115%	101%	129%
[1] Based on average shares outstanding.
[2] Includes a redemption fee, which is less than $0.01 per share.
[3] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4] Aggregate total investment return.
[5] Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
[6] Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment loss.
[7] Annualized.
See Notes to Financial Statements.
14	BLACKROCK SMALL CAP GROWTH FUND II		NOVEMBER 30, 2009

Notes to Financial Statements (Unaudited) BlackRock Small Cap Growth Fund II

1. Organization and Significant Accounting Policies:

BlackRock Small Cap Growth Fund II (the “Fund”) of BlackRock Series,
Inc. (the “Corporation”) is registered under the Investment Company
Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a
Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in BlackRock Master Small Cap Growth
Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included else-
where in this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Portfolio owned by the Fund at November 30, 2009 was 100%. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.
The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A
Shares are generally sold with a front-end sales charge. Investor B and
Investor C Shares may be subject to a contingent deferred sales charge.
Class R Shares are sold only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A,
Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribu-
tion of such shares. Investor B Shares automatically convert to Investor A
Shares after approximately eight years. Investor B Shares are only avail-
able for purchase through exchanges, dividend reinvestments or for pur-
chase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B share-
holders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information avail-
able in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities.

As of November 30, 2009, the Fund’s investment in the Portfolio was classified as Level 2. More relevant disclosure regarding fair value meas-
urements relates to the Portfolio, which is disclosed in the Portfolio’s
Schedule of Investments included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Portfolio are account-
ed for on a trade date basis. The Fund records daily its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.
Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the four years ended May 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position,

BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009 15

Notes to Financial Statements (continued) BlackRock Small Cap Growth Fund II financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guid-
ance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is pro-
hibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date.
Additionally, the enhanced disclosure provisions of the amended guid-
ance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with
Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Corporation, on behalf of the Fund, has entered into an Administration
Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services
(other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.20% of the average daily value of the Fund’s net assets.

The Fund has entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-

dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended November 30, 2009, affiliates earned under-
writing discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $1,563. Affiliates received contingent deferred sales charges of $3,023 and $1,893 relating to transactions in Investor B and Investor C Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of
$206 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account, which will vary depending on share class. For the six months ended
November 30, 2009, the Fund paid $19,487 in return for these serv-
ices, which are included in transfer agent — class specific in the
Statement of Operations.

The Administrator maintains a call center, which is responsible for provid-
ing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instruc-
tions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2009, the Fund reimbursed the Administrator for costs incurred running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Institutional	$ 1,013
Investor A	$ 1,636
Investor B	$ 212
Investor C	$ 1,329
Class R	$ 570

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

16 BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009

Notes to Financial Statements (concluded)			BlackRock Small Cap Growth Fund II
3. Income Tax Information:
As of May 31, 2009, the Fund had capital loss carryforwards of $7,466,634, all of which expires May 31, 2017, available to offset future realized capital gains.
4. Capital Share Transactions:
Transactions in shares for each class were as follows:
	Six Months Ended		Year Ended
	November 30, 2009		May 31, 2009
	Shares	Amount	Shares	Amount
Institutional
Shares sold	933,624	$ 9,605,536	2,564,378	$ 24,815,863
Shares redeemed	(1,355,292)	(13,890,674)	(4,042,413)	(38,405,355)
Net decrease	(421,668)	$ (4,285,138)	(1,478,035)	$ (13,589,492)
Investor A
Shares sold and automatic conversion of shares	1,645,699	$ 16,518,774	6,362,449	$ 59,602,274
Shares redeemed	(3,050,396)	(30,134,768)	(5,256,942)	(49,769,353)
Net increase (decrease)	(1,404,697)	$ (13,615,994)	1,105,507	$ 9,832,921
Investor B
Shares sold	247,593	$ 2,280,028	653,089	$ 5,923,576
Shares redeemed and automatic conversion of shares	(424,809)	(3,928,769)	(1,424,359)	(12,944,331)
Net decrease	(177,216)	$ (1,648,741)	(771,270)	$ (7,020,755)
Investor C
Shares sold	791,672	$ 7,211,891	1,579,457	$ 13,611,948
Shares redeemed	(941,236)	(8,680,952)	(2,594,133)	(22,682,086)
Net decrease	(149,564)	$ (1,469,061)	(1,014,676)	$ (9,070,138)
Class R
Shares sold	1,045,236	$ 10,077,472	3,238,979	$ 30,484,414
Shares redeemed	(927,071)	(8,904,857)	(1,484,706)	(13,386,372)
Net increase	118,165	$ 1,172,615	1,754,273	$ 17,098,042
There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.
5. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Fund’s financial statements through January 27, 2010, the date the financial statements were issued and had determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
BLACKROCK SMALL CAP GROWTH FUND II			NOVEMBER 30, 2009	17

Portfolio Information		BlackRock Master Small Cap Growth Portfolio
As of November 30, 2009
	Percent of		Percent of
Sector Allocation	Long-Term Investments	Ten Largest Holdings	Long-Term Investments
Information Technology	29%	TiVo, Inc.	3%
Health Care	23	ExlService Holdings, Inc.	2
Consumer Discretionary	14	Scientific Games Corp., Class A	2
Industrials	14	CKX, Inc.	2
Financials	6	SkillSoft Plc — ADR	2
Energy	6	Vanda Pharmaceuticals, Inc.	2
Materials	4	SonicWALL, Inc.	2
Consumer Staples	3	Lincare Holdings, Inc.	2
Telecommunication Services	1	BE Aerospace, Inc.	2
For Portfolio compliance purposes, the Portfolio's sector classifications refer to		Dollar Financial Corp.	2
any one or more of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

18 BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009

Schedule of Investments November 30, 2009 (Unaudited)				BlackRock Master Small Cap Growth Portfolio
				(Percentages shown are based on Net Assets)
Common Stocks		Shares	Value	Common Stocks	Shares	Value
Aerospace & Defense — 4.3%				Electronic Equipment, Instruments
Argon ST, Inc. (a)		165,652 $	2,978,423	& Components — 1.1%
BE Aerospace, Inc. (a)		336,000	6,474,720	Cogent, Inc. (a)	518,500 $	4,422,805
Spirit Aerosystems Holdings, Inc., Class A (a)		264,800	4,827,304	Energy Equipment & Services — 1.0%
Stanley, Inc. (a)		88,400	2,358,512	Superior Energy Services, Inc. (a)	174,889	3,697,153
			16,638,959	Food Products — 1.4%
Air Freight & Logistics — 2.4%				American Italian Pasta Co., Class A (a)(b)	100,100	3,192,189
Atlas Air Worldwide Holdings, Inc. (a)		157,600	4,617,680	Smart Balance, Inc. (a)	445,600	2,401,784
Forward Air Corp.		206,900	4,688,354			5,593,973
			9,306,034	Health Care Equipment & Supplies — 6.0%
Beverages — 1.5%				Gen-Probe, Inc. (a)	122,100	5,090,349
Heckmann Corp. (a)		1,335,700	5,783,581	Hologic, Inc. (a)	272,707	3,946,070
				Inverness Medical Innovations, Inc. (a)	108,900	4,579,245
Biotechnology — 7.6%
				NuVasive, Inc. (a)(b)	168,800	5,477,560
Acorda Therapeutics, Inc. (a)		111,700	2,689,737
				SonoSite, Inc. (a)	179,765	4,060,891
Cubist Pharmaceuticals, Inc. (a)		162,200	2,705,496
Dendreon Corp. (a)(b)		196,300	5,366,842			23,154,115
InterMune, Inc. (a)		92,000	988,080	Health Care Providers & Services — 4.5%
OSI Pharmaceuticals, Inc. (a)		186,100	6,198,991	Lincare Holdings, Inc. (a)	201,100	7,143,072
Onyx Pharmaceuticals, Inc. (a)		135,500	3,876,655	Magellan Health Services, Inc. (a)	109,497	4,026,205
Vanda Pharmaceuticals, Inc. (a)		709,970	7,497,283	Mednax, Inc. (a)	108,300	6,087,543
			29,323,084			17,256,820
Capital Markets — 1.3%				Health Care Technology — 1.1%
Greenhill & Co., Inc. (b)		40,300	3,290,495	MedAssets, Inc. (a)	181,800	4,243,212
RiskMetrics Group, Inc. (a)		115,380	1,722,623	Hotels, Restaurants & Leisure — 5.5%
			5,013,118	Bally Technologies, Inc. (a)	124,700	5,178,791
Chemicals — 0.7%				The Cheesecake Factory, Inc. (a)	178,400	3,359,272
STR Holdings, Inc. (a)		191,700	2,549,610	Domino’s Pizza, Inc. (a)	450,500	3,545,435
				Scientific Games Corp., Class A (a)	644,300	9,116,845
Commercial Services & Supplies — 2.2%
Clean Harbors, Inc. (a)		55,600	2,975,712			21,200,343
SYKES Enterprises, Inc. (a)		218,548	5,365,353	IT Services — 6.9%
			8,341,065	ExlService Holdings, Inc. (a)	570,217	9,248,920
				Forrester Research, Inc. (a)	114,809	2,875,965
Communications Equipment — 1.3%				Gartner, Inc. Class A (a)	298,700	5,651,404
DG FastChannel, Inc. (a)		192,700	5,193,265	Global Cash Access, Inc. (a)	812,500	6,045,000
Construction & Engineering — 1.2%				SRA International, Inc., Class A (a)	158,970	2,869,409
Chicago Bridge & Iron Co. NV		256,400	4,510,076			26,690,698
Consumer Finance — 1.7%				Insurance — 0.7%
Dollar Financial Corp. (a)		263,500	6,434,670	Aspen Insurance Holdings Ltd.	112,100	2,904,511
Containers & Packaging — 1.6%				Internet & Catalog Retail — 0.7%
Bway Holding Co. (a)		202,600	3,225,392	Shutterfly, Inc. (a)	199,000	2,853,660
Rock-Tenn Co., Class A		62,057	2,803,115
				Internet Software & Services — 3.6%
			6,028,507	Ancestry.com, Inc. (a)	59,600	783,740
Diversified Consumer Services — 0.6%				ComScore, Inc. (a)	210,789	3,374,732
Grand Canyon Education, Inc. (a)		129,500	2,482,515	GSI Commerce, Inc. (a)	94,300	2,106,662
				SkillSoft Plc — ADR (a)	781,820	7,677,472
Diversified Financial Services — 1.6%
MSCI, Inc. (a)		199,400	6,075,718			13,942,606
Diversified Telecommunication Services — 1.5%				Media — 3.4%
Cbeyond Communications, Inc. (a)		293,500	3,789,085	CKX, Inc. (a)	1,443,234	7,880,058
Neutral Tandem, Inc. (a)(b)		90,800	2,094,756	DreamWorks Animation SKG, Inc., Class A (a)	159,600	5,341,812
				RHI Entertainment, Inc. (a)	30,394	18,844
			5,883,841
						13,240,714
Portfolio Abbreviation
ADR	American Depositary Receipts
See Notes to Financial Statements.
BLACKROCK SMALL CAP GROWTH FUND II				NOVEMBER 30, 2009		19

Schedule of Investments (continued)			BlackRock Master Small Cap Growth Portfolio
			(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value	Common Stocks	Shares	Value
Metals & Mining — 2.0%			Textiles, Apparel & Luxury Goods — 1.5%
Century Aluminum Co. (a)	361,900	$ 3,528,525	lululemon athletica, inc. (a)(b)	224,200 $	5,867,314
Coeur d’Alene Mines Corp. (a)(b)	180,900	4,126,329	Total Long-Term Investments
		7,654,854	(Cost — $355,754,809) — 99.8%	385,860,903
Oil, Gas & Consumable Fuels — 4.6%				Beneficial
Comstock Resources, Inc. (a)	70,893	2,632,257		Interest
EXCO Resources, Inc.	251,900	4,262,148	Short-Term Securities	(000)
Massey Energy Co.	131,372	4,947,470	BlackRock Liquidity Series, LLC
Plains Exploration & Production Co. (a)	226,200	6,154,902	Money Market Series 0.29% (c)(d)(e)	$ 36,107	36,106,550
		17,996,777	Total Short-Term Securities
Pharmaceuticals — 3.5%			(Cost — $36,106,550) — 9.3%		36,106,550
Akorn, Inc. (a)	980,200	1,587,924	Total Investments (Cost — $391,861,359*) — 109.1%	421,967,453
Auxilium Pharmaceuticals, Inc. (a)(b)	89,068	3,105,801	Liabilities in Excess of Other Assets — (9.1)%		(35,093,041)
Cypress Bioscience, Inc. (a)	270,900	1,435,770
Medicis Pharmaceutical Corp., Class A	257,100	6,064,989	Net Assets — 100.0%	$386,874,412
Santarus, Inc. (a)	299,400	1,194,606	* The cost and unrealized appreciation (depreciation) of investments as of
		13,389,090	November 30, 2009, as computed for federal income tax purposes, were
Professional Services — 3.8%			as follows:
Diamond Management & Technology Consultants, Inc.	768,779	5,004,751	Aggregate cost	$396,757,534
Heidrick & Struggles International, Inc.	52,000	1,469,000	Gross unrealized appreciation	$ 51,485,641
Kforce, Inc. (a)	167,400	2,167,830	Gross unrealized depreciation		(26,275,722)
Resources Connection, Inc. (a)	132,800	2,559,056
TrueBlue, Inc. (a)	275,800	3,353,728	Net unrealized appreciation	$ 25,209,919
		14,554,365	(a) Non-income producing security.
Real Estate Investment Trusts (REITs) — 0.7%			(b) Security, or a portion of security, is on loan.
Franklin Street Properties Corp. (b)	241,600	2,727,664	(c) Investments in companies considered to be an affiliate of the Portfolio, for
Semiconductors & Semiconductor Equipment — 6.5%			purposes of Section 2(a)(3) of the Investment Company Act of 1940, were
Entegris, Inc. (a)	1,005,903	4,194,616	as follows:
FEI Co. (a)	181,800	4,439,556		Net
Microsemi Corp. (a)	241,200	3,673,476	Affiliate	Activity	Income
Monolithic Power Systems, Inc. (a)	185,600	3,990,400
ON Semiconductor Corp. (a)	640,200	4,967,952	BlackRock Liquidity Funds, TempFund,
Silicon Laboratories, Inc. (a)	94,600	3,994,958	Institutional Class	$ (3,968,980)	$ 5,939
		25,260,958	BlackRock Liquidity Series, LLC
			Money Market Series	$14,513,050	$ 55,749
Software — 9.2%
Blackboard, Inc. (a)	145,363	6,065,998	(d) Represents the current yield as of report date.
DemandTec, Inc. (a)	470,307	4,148,108	(e) Security was purchased with the cash collateral from securities loans.
Fortinet, Inc. (a)	25,000	424,750
SonicWALL, Inc. (a)	918,900	7,158,231	• For Portfolio compliance purposes, the Portfolio’s industry classifications refer to
Take-Two Interactive Software, Inc. (a)(b)	340,700	3,832,875	any one or more of the industry sub-classifications used by one or more widely
Taleo Corp. Class A (a)	181,000	3,739,460	recognized market indexes or ratings group indexes, and/or as defined by
TiVo, Inc. (a)	1,037,927	10,275,477	Portfolio management. This definition may not apply for purposes of this report,
			which may combine industry sub-classifications for reporting ease.
		35,644,899
Specialty Retail — 2.6%
Cabela’s, Inc. Class A (a)(b)	142,300	1,716,138
Dick’s Sporting Goods, Inc. (a)	112,000	2,325,120
J. Crew Group, Inc. (a)(b)	57,500	2,460,425
Rue21, Inc. (a)	22,000	543,620
Vitamin Shoppe, Inc. (a)	5,800	107,300
The Wet Seal, Inc., Class A (a)	978,600	2,847,726
		10,000,329
See Notes to Financial Statements.
20	BLACKROCK SMALL CAP GROWTH FUND II		NOVEMBER 30, 2009

Schedule of Investments (concluded) BlackRock Master Small Cap Growth Portfolio

•	Fair Value Measurements — Various inputs are used in determining the fair value
	of investments, which are as follows:
	• Level 1 — price quotations in active markets/exchanges for identical assets
	and liabilities
	• Level 2 — other observable inputs (including, but not limited to: quoted prices
	for similar assets or liabilities in markets that are active, quoted prices for
	identical or similar assets or liabilities in markets that are not active, inputs
	other than quoted prices that are observable for the assets or liabilities (such
	as interest rates, yield curves, volatilities, prepayment speeds, loss severities,
	credit risks and default rates) or other market-corroborated inputs)
	• Level 3 — unobservable inputs based on the best information available in the
	circumstances, to the extent observable inputs are not available (including the
	Portfolio's own assumptions used in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily
	an indication of the risk associated with investing in those securities. For
	information about the Portfolio’s policy regarding valuation of investments and
	other significant accounting policies, please refer to Note 1 of the Notes to
	Financial Statements.
	The following table summarizes the inputs used as of November 30, 2009 in
	determining the fair valuation of the Portfolio's investments:
		Investments in
	Valuation Inputs	Securities
		Assets
	Level 1 — Long-Term Investments[1]	$385,860,903
	Level 2 — Short-Term Securities	36,106,550
	Level 3	—
	Total	$421,967,453
	[1] See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009 21

Statement of Assets and Liabilities		BlackRock Master Small Cap Growth Portfolio
November 30, 2009 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $34,888,731) (cost — $355,754,809)		$ 385,860,903
Investments at value — affiliated (cost — $36,106,550)		36,106,550
Investments sold receivable		2,274,758
Dividends receivable		92,730
Prepaid expenses		38,757
Securities lending income receivable — affiliated		16,672
Interest receivable		436
Other assets		24
Total assets		424,390,830
Liabilities
Collateral at value — securities loaned		36,106,550
Bank overdraft		560,966
Withdrawals payable to investor		303,616
Investments purchased payable		226,107
Investment advisory fees payable		225,556
Officer’s and Directors’ fees payable		3,269
Other affiliates payable		1,272
Other accrued expenses payable		89,082
Total liabilities		37,516,418
Net Assets		$ 386,874,412
Net Assets Consist of
Investor’s capital		$ 356,768,318
Net unrealized appreciation/depreciation		30,106,094
Net Assets		$ 386,874,412
See Notes to Financial Statements.
22	BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2009

Statement of Operations	BlackRock Master Small Cap Growth Portfolio
Six Months Ended November 30, 2009 (Unaudited)
Investment Income
Dividends	$ 505,511
Securities lending — affiliated		55,749
Income — affiliated		5,939
Total income		567,199
Expenses
Investment advisory		1,356,481
Accounting services		82,602
Professional		27,500
Custodian		22,948
Officer and Directors		10,726
Printing		2,132
Miscellaneous		6,939
Total expenses		1,509,328
Less fees waived by advisor		(1,548)
Total expenses after fees waived		1,507,780
Net investment loss		(940,581)
Realized and Unrealized Gain (Loss)
Net realized loss from investments		(8,875,550)
Net change in unrealized appreciation/depreciation on investments		61,807,949
Total realized and unrealized gain		52,932,399
Net Increase in Net Assets Resulting from Operations	$ 51,991,818
See Notes to Financial Statements.
BLACKROCK SMALL CAP GROWTH FUND II	NOVEMBER 30, 2009	23

Statements of Changes in Net Assets			BlackRock Master Small Cap Growth Portfolio
					Six Months
					Ended	Year
				November 30,		Ended
					2009	May 31,
Increase (Decrease) in Net Assets:					(Unaudited)	2009
Operations
Net investment loss				$ (940,581)		$ (518,632)
Net realized loss					(8,875,550)	(97,136,788)
Net change in unrealized appreciation/depreciation					61,807,949	(92,607,388)
Net increase (decrease) in net assets resulting from operations					51,991,818	(190,262,808)
Capital Transactions
Proceeds from contributions					45,720,918	134,438,075
Fair value of withdrawals					(67,452,606)	(141,230,552)
Net decrease in net assets derived from capital transactions					(21,731,688)	(6,792,477)
Net Assets
Total increase (decrease) in net assets					30,260,130	(197,055,285)
Beginning of period					356,614,282	553,669,567
End of period				$ 386,874,412		$ 356,614,282
Financial Highlights			BlackRock Master Small Cap Growth Portfolio
	Six Months
	Ended
	November 30,
	2009			Year Ended May 31,
	(Unaudited)	2009	2008	2007	2006	2005
Total Investment Return
Total investment return	14.95%[1]	(34.16)%	3.35%	13.00%	26.39%	11.76%
Ratios to Average Net Assets
Total expenses	0.78%[2]	0.78%	0.77%	0.78%	0.77%	0.79%
Total expenses after fees waived	0.78%[2]	0.78%	0.77%	0.78%	0.77%	0.79%
Net investment loss	(0.49)%[2]	(0.13)%	(0.10)%	(0.42)%	(0.49)%	(0.48)%
Supplemental Data
Net assets, end of period (000)	$ 386,874 $	356,614	$ 553,670	$ 539,092	$ 481,934	$ 349,223
Portfolio turnover	53%	75%	70%	115%	101%	129%
[1] Aggregate total investment return.
[2] Annualized.
See Notes to Financial Statements.
24	BLACKROCK SMALL CAP GROWTH FUND II		NOVEMBER 30, 2009

Notes to Financial Statements (Unaudited) BlackRock Master Small Cap Growth Portfolio

1. Organization and Significant Accounting Policies:

BlackRock Master Small Cap Growth Portfolio (the “Portfolio”) of
BlackRock Master LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited
Liability Company Agreement permits the Board of Directors (the
“Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Portfolio:

Valuation: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is prima-
rily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last avail-
able bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end invest-
ment companies are valued at their net asset value each business day.
Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Portfolio values its investment in BlackRock Liquidity Series, LLC Money Market Series at
fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair
Value Assets is subsequently reported to the Board or a
committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.

Dividend income is recorded on the ex-dividend dates. Upon notifica-
tion from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any addi-
tional required collateral is delivered to the Portfolio on the next busi-
ness day. The Portfolio typically receives the income on the loaned securities but does not receive income on the collateral. The Portfolio may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Portfolio may pay reason-
able lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: The Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized and unreal-
ized gains and losses of the Portfolio. Therefore, no federal tax provision is required. It is intended that the Portfolio’s assets will be managed so the owner of the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guid-
ance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is pro-
hibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date.
Additionally, the enhanced disclosure provisions of the amended guid-

BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009 25

Notes to Financial Statements (continued) BlackRock Master Small Cap Growth Portfolio ance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Portfolio’s financial statements and disclosures, if any, is currently being assessed.

Bank Overdraft: The Fund recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to the Portfolio are charged to that
Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Portfolio entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Portfolio.
For such services, the Portfolio pays the Manager a monthly fee at an annual rate of 0.70% of the average daily value of the Portfolio’s net assets.

The Manager has voluntarily agreed to waive its advisory fee by the amount of investment advisory fees the Portfolio pays to the Manager indirectly through its investment in affiliated money market funds.
This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Capital Management, Inc., an affiliate of the Manager, under which the Manager pays the sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Manager.

For the six months ended November 30, 2009, the Portfolio reimbursed the Manager $3,851 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securites lending activities and has retained

BlackRock Investment Management, LLC (“BIM”) as the securities lend-
ing agent. BIM, on behalf of the Portfolio, may invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Portfolio on such investments is shown as securi-
ties lending — affiliated in the Statement of Operations. For the six months ended November 30, 2009, BIM received $13,462 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Portfolio reim-
burses the Manager for compensation paid to the Master LLC’s
Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2009 were $197,698,336 and
$216,947,316, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Manager and its affiliates, was a party to a $500 million credit agreement with a group of lenders, which expired in November 2009. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolio paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Portfolio pays a commitment fee of 0.08% per annum based on the Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50%
and (ii) 50% of the CDX Index (as defined in the credit agreement).
Effective November 2009, the credit agreement was renewed until
November 2010 with the following terms: 0.02% upfront fee on the aggregate commitment amount, which was allocated on net assets as of October 31, 2009, a commitment fee of 0.10% per annum on the
Portfolio's pro rata share of the unused portion of the credit agreement and the higher of the one-month LIBOR plus 1.25% per annum or the
Fed Funds rate plus 1.25% per annum on amounts borrowed. The
Portfolio did not borrow under the credit agreement during the six months ended November 30, 2009.

26 BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009

Notes to Financial Statements (concluded) BlackRock Master Small Cap Growth Portfolio

5. Concentration, Market and Credit Risk:

The Portfolio invests a significant portion of its assets in securities in the health care and information technology sectors. Please see the
Schedule of Investments for these securities. Changes in economic conditions affecting the health care and information technology sectors would have a greater impact on the Portfolio and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the mar-
ket (market risk) or failure of the issuer of a security to meet all its obli-
gations (credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default.
Financial assets, which potentially expose the Portfolio to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Portfolio’s Statement of
Assets and Liabilities, less any collateral held by the Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolio through January 27, 2010, the date the financial statements were issued and has determined that there were no sub-
sequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009 27

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Anne F. Ackerley, President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Capital Management, Inc.
Wilmington, DE 19809

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective August 1, 2009, Jeffrey Holland and Brian Schmidt became Vice Presidents of the
Corporation and the Master LLC.

Effective September 17, 2009, Brendan Kyne became a Vice President of the Corporation and the
Master LLC.

28 BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800)
441-7762; (2) at www.blackrock.com; and (3) on the Securities and
Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling
(202) 551-8090. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009 29

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

30 BLACKROCK SMALL CAP GROWTH FUND II NOVEMBER 30, 2009

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.
BLACKROCK SMALL CAP GROWTH FUND II		NOVEMBER 30, 2009	31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accom-
panied or preceded by the Fund’s current prospectus. Past per-
formance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap
Growth Portfolio of BlackRock Master LLC

Date: January 22, 2010